OTHER ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

Consumables and spare parts (i)	$412,971	$296,611
Operational Advance in Indonesian Rupiah	301,998	138,416
Prepaid taxes	288,007	154,736
Prepaid to Vendor	246,882	-
Prepaid Business Insurance	90,377	21,597
Others	57,965	94,576
Other assets –current	$1,398,200	$705,936

Durable spare parts (i)	$350,668	$328,006
Deposit and others	316,314	254,608
Other assets –non current	$666,982	$582,614

(i)	The balances include durable spare parts, consumable chemicals and replacement parts. Where there is evidence that the utility of these assets, in their disposal in the ordinary course of business, will be less than cost due to physical deterioration, obsolescence, changes in price levels, or other causes, these assets are written down to their net realizable value. For the six months ended June 30, 2021 and 2020, there were no other assets write-downs.

	As of December 31,
	2020	2019
Consumables and spare parts	$296,611	$248,367
Prepaid taxes	154,736	75,534
Prepaid expenses and advances	254,589	94,683
Other assets -current	$705,936	$418,584

Durable spare parts	$328,006	$249,588
Deposit and others	254,608	262,517
Other assets –non current	$582,614	$512,105